Financial instruments - Measurement at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount		$ 0
Financial assets, at fair value		0
Level 1 | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 807,150	210,969
Financial assets, at fair value	807,150	210,969
Level 1 | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	9,074	9,532
Financial assets, at fair value	9,074	9,532
Level 3 | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	2,309
Financial assets, at fair value	2,309
Level 3 | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	0	0
Financial liabilities, at fair value	$ 0	$ 0